Consolidated Statements of Stockholders Equity - USD ($) $ in Thousands	Adjustments for New Accounting Principle, Early Adoption Retained Earnings	Adjustments for New Accounting Principle, Early Adoption	Preferred Stock	Common Stock	Additional Paid-In Capital	Retained Earnings	Accumulated Other Comprehensive Loss	Noncontrolling Interest	Total
Stockholders' equity beginning of period at Dec. 31, 2013				$ 288		$ 763,095	$ (138,963)	$ 18,164	$ 642,584
Stockholders' equity beginning of period (in shares) at Dec. 31, 2013				28,782,277
Increase (Decrease) in Stockholders' Equity
Net loss attributable to CH2M						(181,537)			(181,537)
Income attributable to noncontrolling interests from continuing operations								6,606	6,606
Income (Loss) attributable to noncontrolling interests from discontinued operations								(143,671)	(143,671)
Other comprehensive income (loss):
Foreign currency translation adjustments							(23,903)		(23,903)
Benefit plan adjustments, net of tax							(109,279)		(109,279)
Unrealized loss on equity investments, net of tax							(27)		(27)
Reclassification adjustment for gains included in net income, net of tax							(185)		(185)
Distributions to affiliates, net - continuing operations								(6,289)	(6,289)
Shares issued in connection with stock based compensation and employee benefit plans				$ 9	$ 48,949				48,958
Shares issued in connection with stock based compensation and employee benefit plans (in shares)				934,514
Shares issued in connection with purchase of TERA Environmental Consultants				$ 2	10,829				10,831
Shares issued in connection with purchase of TERA Environmental Consultants (in shares)				170,088
Shares purchased and retired				$ (26)	(59,778)	(96,716)			(156,520)
Shares purchased and retired (in shares)				(2,563,309)
Stockholders' equity end of period at Dec. 31, 2014				$ 273		484,842	(272,357)	(125,190)	87,568
Stockholders' equity end of period (in shares) at Dec. 31, 2014				27,323,570
Increase (Decrease) in Stockholders' Equity
Net loss attributable to CH2M						80,403			80,403
Income attributable to noncontrolling interests from continuing operations								3,830	3,830
Income (Loss) attributable to noncontrolling interests from discontinued operations								7,884	7,884
Other comprehensive income (loss):
Foreign currency translation adjustments							(32,181)		(32,181)
Benefit plan adjustments, net of tax							29,834		29,834
Distributions to affiliates, net - continuing operations								(3,732)	(3,732)
Investments in affiliates, net - discontinued operations								82,354	82,354
Shares issued in connection with stock based compensation and employee benefit plans				$ 6	32,968				32,974
Shares issued in connection with stock based compensation and employee benefit plans (in shares)				607,846
Series A Preferred Stock issued for cash			$ 32		191,645				191,677
Series A Preferred Stock issued for cash (in shares)			3,214,400
Shares purchased and retired				$ (16)	(99,232)	(4,032)			(103,280)
Shares purchased and retired (in shares)				(1,648,503)
Stockholders' equity end of period (Actual) at Dec. 25, 2015			$ 32	$ 263	125,381	572,291	(274,704)	(34,854)	388,409
Stockholders' equity end of period at Dec. 25, 2015			$ 32	$ 263	125,381	561,213	(274,704)	(34,854)	377,331
Stockholders' equity end of period (in shares) (Actual) at Dec. 25, 2015			3,214,400	26,282,913
Stockholders' equity end of period (in shares) at Dec. 25, 2015			3,214,400	26,282,913
Other comprehensive income (loss):
Cumulative retained earnings adjustment related to adoption of ASU 2016-09 | Accounting Standards Update 2016-09	$ 11,078	$ 11,078
Net loss attributable to CH2M						15,038			15,038
Income attributable to noncontrolling interests from continuing operations								4,611	4,611
Income (Loss) attributable to noncontrolling interests from discontinued operations								(143,903)	(143,903)
Foreign currency translation adjustments							(27,141)		(27,141)
Benefit plan adjustments, net of tax							79,547		79,547
Shares issued to noncontrolling interest in Halcrow Group Limited					11,838		12,890	(24,688)	40
Acquisition of controlling interest in joint venture								6,058	6,058
Distributions to affiliates, net - continuing operations								(6,566)	(6,566)
Investments in affiliates, net - discontinued operations								98,164	98,164
Shares issued in connection with stock based compensation and employee benefit plans				$ 6	36,289				36,295
Shares issued in connection with stock based compensation and employee benefit plans (in shares)				581,502
Series A Preferred Stock issued for cash			$ 16		100,861	(1,077)			99,800
Series A Preferred Stock issued for cash (in shares)			1,607,200
Shares purchased and retired				$ (18)	(104,796)				(104,814)
Shares purchased and retired (in shares)				(1,716,016)
Stockholders' equity end of period at Dec. 30, 2016			$ 48	$ 251	$ 169,573	$ 586,252	$ (209,408)	$ (101,178)	$ 445,538
Stockholders' equity end of period (in shares) at Dec. 30, 2016			4,821,600	25,148,399